Note 2 - Revenue Recognition (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year:
	2023	2022	2021
Canned vegetables	$1,253,257	$1,135,983	$1,172,635
Frozen vegetables	121,211	123,895	102,197
Fruit products	91,495	84,708	88,431
Snack products	12,661	12,332	10,999
Prepared foods	-	-	71,866
Other	30,728	28,362	21,516
Total	$1,509,352	$1,385,280	$1,467,644